Equity Transactions (Details 3) - $ / shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
StockOptionSixMember
Exercise Price	$ 25.00
Option Outstanding	1,600
Weighted Average Contractual Life	3 years 3 months 18 days
Option Excersiable	1,600
StockOptionOneMember
Exercise Price	$ 3.75
Option Outstanding	5,600
Weighted Average Contractual Life	4 years 7 months 6 days
Option Excersiable	5,600
StockOptionTwoMember
Exercise Price	$ 6.25
Option Outstanding	10,400
Weighted Average Contractual Life	4 years 3 months 18 days
Option Excersiable	10,400
StockOptionThreeMember
Exercise Price	$ 7.50
Option Outstanding	24,800
Weighted Average Contractual Life	6 years 8 months 12 days
Option Excersiable	24,800
StockOptionFourMember
Exercise Price	$ 8.75
Option Outstanding	800
Weighted Average Contractual Life	4 years 3 months 18 days
Option Excersiable	800
StockOptionFiveMember
Exercise Price	$ 12.50
Option Outstanding	4,000
Weighted Average Contractual Life	3 years 7 months 6 days
Option Excersiable	4,000
StockOptionTenMember
Exercise Price	$ 31.25
Option Outstanding	4,000
Weighted Average Contractual Life	2 years 4 months 24 days
Option Excersiable	4,000
StockOptionSevenMember
Exercise Price	$ 26.25
Option Outstanding	4,400
Weighted Average Contractual Life	2 years 9 months 18 days
Option Excersiable	4,400
Stock Option [Member]
Exercise Price	$ 12.50
Option Outstanding	58,000	41,200	32,000
Weighted Average Contractual Life	5 years 9 months 18 days	5 years 10 months 24 days
Option Excersiable	58,000
StockOptionEightMember
Exercise Price	$ 27.50
Option Outstanding	800
Weighted Average Contractual Life	2 years 8 months 12 days
Option Excersiable	800
StockOptionNineMember
Exercise Price	$ 28.75
Option Outstanding	1,600
Weighted Average Contractual Life	3 years 1 month 6 days
Option Excersiable	1,600